CONVERTIBLE NOTE (Details Narrative) - USD ($)			1 Months Ended
	Oct. 13, 2023	Aug. 04, 2023	Feb. 15, 2024	Feb. 17, 2023
2023A Convertible Note Offering [Member]
Annual rate				6.50%
Percentage of payment-in-kind payable				65.00%
Maturity period				9 months
Convertible note (in Dollars)				$ 100,000
2023B Convertible Note Offering [Member]
Annual rate		12.50%
Percentage of payment-in-kind payable		65.00%
Maturity period		9 months
Convertible note (in Dollars)		$ 150,000
2023C Convertible Note Offering [Member]
Annual rate	12.50%
Percentage of payment-in-kind payable	65.00%
Maturity period	9 months
Convertible note (in Dollars)	$ 43,200
2024 Convertible Note Offering [Member]
Annual rate			12.50%
Percentage of payment-in-kind payable			65.00%
Maturity period			9 months
Convertible note (in Dollars)			$ 100,000